Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	€ 437,897	€ 446,422	€ 410,980
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	273,306	274,552	278,628
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	53,311	64,731	44,295
Selling, general and administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	111,280	107,139	€ 88,057
Professional Services
Disclosure of attribution of expenses by nature to their function [line items]
Expense of restructuring activities	€ 22,302	€ 79,090